DECHERT PRICE & RHOADS
                               1500 K STREET, N.W.
                                    SUITE 500
                             WASHINGTON, D.C. 20005




                                  July 15, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      PIMCO Funds
                           (File No. 33-12113)

Dear Sirs:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by PIMCO Funds (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

         1. the form of prospectus dated July 15, 1997 describing the Class A shares of the Total Return Fund of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

         2. the form of Prospectus dated July 15, 1997 describing the Institutional and Administrative Class shares of the Money Market Fund, Short-Term Fund, Low Duration Fund, Low Duration Fund II, Low Duration Fund III, Moderate Duration Fund, High Yield Fund, Total Return Fund, Total Return Fund II, Total Return Fund III, Commercial Mortgage Securities Fund, Low Duration Mortgage Fund, Total Return Mortgage Fund, Long-Term U.S. Government Fund, Real Return Bond Fund, Foreign Bond Fund, Global Bond Fund, Global Bond Fund II, International Bond Fund, Emerging Markets Bond Fund, Emerging Markets Bond Fund II, StocksPLUS Fund, StocksPLUS Short Strategy Fund, and Strategic Balanced Fund of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement; and

         3. the text of the Trust's most recent amendment to its registration statement has been filed electronically.


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         No fees are required in connection with this filing. Please contact the undersigned at (202) 626-3386 with any questions or comments regarding this matter.

                                         Sincerely,



                                      /s/Keith T. Robinson



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